Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

DiamondPeak Holdings Corp. (the "Company") was incorporated in Delaware on November 13, 2018. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the "Business Combination").

Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company intends to focus its search on companies in the real estate sector. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2019, the Company had not commenced any operations. All activity for the period from November 13, 2018 (inception) through December 31, 2019 relates to the Company's formation, the initial public offering ("Initial Public Offering"), which is described below, and its efforts to identify a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the investment of the net proceeds derived from the Initial Public Offering, the exercise of the over-allotment option and the sale of the Private Placement Warrants.

The registration statement for the Company's Initial Public Offering was declared effective on February 27, 2019. On March 4, 2019, the Company consummated the Initial Public Offering of 25,000,000 units ("Units" and, with respect to the shares of Class A common stock included in the Units sold, the "Public Shares") at $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,666,667 warrants (the "Private Placement Warrants") at a price of $1.50 per Private Placement Warrant in a private placement to the Company's sponsor, DiamondPeak Sponsor LLC, a Delaware limited liability company (the "Sponsor") and certain funds and accounts managed by subsidiaries of BlackRock, Inc. (collectively, the "Anchor Investor"; and together with the Sponsor, the "initial stockholders"), generating gross proceeds of $7,000,000, which is described in Note 4.

Following the closing of the Initial Public Offering on March 4, 2019, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account ("Trust Account") to be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account, as described below.

On March 18, 2019, in connection with the underwriters' election to partially exercise their over-allotment option, the Company sold an additional 3,000,000 Units at $10.00 per Unit and sold an additional 400,000 Private Placement Warrants at $1.50 per Private Placement Warrant, generating total gross proceeds of $30,600,000. Following such closing, an additional $30,000,000 of net proceeds ($10.00 per Unit) was deposited in the Trust Account, resulting in $280,000,000 ($10.00 per Unit) in aggregate deposited into the Trust Account.

Transaction costs amounted to $15,930,162, consisting of $5,600,000 of underwriting fees, $9,800,000 of deferred underwriting fees and $530,162 of other offering costs. In addition, as of December 31, 2019, cash of $1,070,048 was held outside of the Trust Account and is available for working capital purposes.

The Company's management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, the exercise of the over-allotment option and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company's initial Business Combination must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act 1940, as amended (the "Investment Company Act"). There is no assurance that the Company will be able to complete a Business Combination successfully.

The Company will provide its holders of the outstanding Public Shares (the "public stockholders") with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially approximately $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). The per-share amount to be distributed to public stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 6). There will be no redemption rights upon the completion of a Business Combination with respect to the Company's warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the "Amended and Restated Certificate of Incorporation"), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission ("SEC") and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transactions is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Company's Sponsor, officers and directors have agreed to vote their Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a "group" (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act")), will be restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company's obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until March 4, 2021 to complete a Business Combination (the "Combination Period"). However, if the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders' rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company's remaining stockholders and the Company's board of directors, dissolve and liquidate, subject in each case to the Company's obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company's warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The initial stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders or any of their respective affiliates acquire Public Shares after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.00 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of the trust assets. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company's indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the "Securities Act"). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors (except for the independent registered public accounting firm), service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Successors [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Lordstown Motors Corp., formerly known as DiamondPeak Holdings Corp. (the "Company") was incorporated in Delaware on November 13, 2018. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

Business Combination

On October 23, 2020 (the "Closing Date"), the Company consummated the transactions contemplated by the agreement and plan of merger (the "Merger Agreement"), dated August 1, 2020, among the Company, Lordstown EV Corporation (formerly known as Lordstown Motors Corp.), a Delaware corporation ("Legacy LMC"), and DPL Merger Sub Corp., a Delaware corporation and a wholly-owned subsidiary of the Company ("Merger Sub"), pursuant to which Merger Sub merged with and into Legacy LMC with Legacy LMC surviving the merger (the "Merger"). Upon consummation of the Merger, the Company was renamed Lordstown Motors Corp. and Legacy LMC became a wholly owned subsidiary of the Company.

Upon the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger (the "Effective Time"), each issued and outstanding share of common stock, par value $0.0001 per share, of Legacy LMC ("Legacy LMC Common Stock") was converted into 55.8817 shares (the "Exchange Ratio") of Class A common stock, par value $0.0001 per share, of the Company ("Class A Common Stock"), resulting in an aggregate of 75,918,063 shares of Class A Common Stock to be issued to Legacy LMC stockholders. At the Effective Time, each outstanding option to purchase Legacy LMC Common Stock ("Legacy LMC Options"), whether vested or unvested, was automatically converted into an option to purchase a number of shares of Class A Common Stock equal to the product of (x) the number of shares of Legacy LMC Common Stock subject to such Legacy LMC Option and (y) the Exchange Ratio, at an exercise price per share equal to (A) the exercise price per share of Legacy LMC Common Stock of such Legacy LMC Option immediately prior to the Effective Time divided by (B) the Exchange Ratio.

Pursuant to the Company's Amended and Restated Certificate of Incorporation, as in effect prior to the closing of the Merger (the "Closing"), each outstanding share of the Company's Class B common stock, par value $0.0001 per share, was automatically converted into one share of Class A Common Stock.

Stockholders holding 970 shares of the Company's Class A Common Stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company's trust account ("Trust Account"). As a result, approximately $9,835 (or approximately $10.14 per share) was paid to such holders.

In connection with the Closing, the Company (a) issued and sold an aggregate of 50,000,000 shares of Class A Common Stock for $10.00 per share at an aggregate purchase price of $500,000,000 pursuant to previously announced subscription agreements (the "Subscription Agreements") with certain investors (the "PIPE Investors"), (b) issued an aggregate of 4,031,830 shares of Class A Common Stock to holders of $40,000,000 in aggregate principal amount, plus accrued interest, upon automatic conversion of Legacy LMC convertible promissory notes into Class A Common Stock at a conversion price of $10.00 per share (the "Note Conversions"), and (c) issued warrants to purchase 1,649,489 shares of Class A Common Stock at a purchase price of $10.00 per share to Brown Gibbons Lang & Company ("BGL").

The Merger, together with the foregoing transactions, are collectively referred to as the "Business Combination." See the Form 8-K filed by the Company with the SEC on October 29, 2020 for more details.

Business Prior to the Business Combination

Prior to the Business Combination, the Company's only subsidiary was DPL Merger Sub Corp.

All activity through September 30, 2020 related to the Company's formation, the initial public offering ("Initial Public Offering"), which is described below, identifying a target company for a business combination and consummating the acquisition of Legacy LMC.

The registration statement for the Company's Initial Public Offering was declared effective on February 27, 2019. On March 4, 2019, the Company consummated the Initial Public Offering of 25,000,000 units ("Units" and, with respect to the shares of Class A common stock included in the Units sold, the "Public Shares") at $10.00 per Unit, generating gross proceeds of $250,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 4,666,667 warrants (the "Private Placement Warrants") at a price of $1.50 per Private Placement Warrant in a private placement to the Company's sponsor, DiamondPeak Sponsor LLC, a Delaware limited liability company (the "Sponsor") and certain funds and accounts managed by subsidiaries of BlackRock, Inc. (collectively, the "Anchor Investor"; and together with the Sponsor, the "initial stockholders"), generating gross proceeds of $7,000,000, which is described in Note 4.

Following the closing of the Initial Public Offering on March 4, 2019, an amount of $250,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account ("Trust Account") to be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account, as described below.

On March 18, 2019, in connection with the underwriters' election to partially exercise their over-allotment option, the Company sold an additional 3,000,000 Units at $10.00 per Unit and sold an additional 400,000 Private Placement Warrants at $1.50 per Private Placement Warrant, generating total gross proceeds of $30,600,000. Following such closing, an additional $30,000,000 of net proceeds ($10.00 per Unit) was deposited in the Trust Account, resulting in $280,000,000 ($10.00 per Unit) in aggregate deposited into the Trust Account.

Transaction costs amounted to $15,930,162, consisting of $5,600,000 of underwriting fees, $9,800,000 of deferred underwriting fees and $530,162 of other offering costs. In addition, as of September 30, 2020, cash of $68,875 was held outside of the Trust Account and is available for working capital purposes.